Financial instruments (Details Narrative) $ in Millions	Aug. 31, 2023 USD ($)
Notes and other explanatory information [abstract]
Cash	$ 7.6
Current assets	17.2
Current liabilities	17.8
Working capital deficit	0.6
Derivative liabilities	$ 3.5